Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

	Goodwill	Intellectual property	Customer relationships and brands	Software	Patents	Licenses	Total	1.
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	1.
Balance at January 1, 2025	66,586	176,426	741	2,284	318	11,503	257,858
Acquisition of businesses	143,660	-	90,200	806	-	15,400	250,066
Additions	-	32,410	127	1,291	46	46,030	79,904
Measurement period adjustments	4,731	-	-	-	-	-	4,731
Reclassifications	(18,759)	18,759	-	-	-	-	-
Amortization charge	-	(2,026)	(5,871)	(460)	(17)	(1,508)	(9,882)
Impairments	-	-	-	-	-	(566)	(566)
Changes in provisions	6	(565)	-	-	-	-	(559)
Exchange differences	2,764	6,395	-	403	25	1,684	11,271
Balance at December 31, 2025	198,988	231,399	85,197	4,324	372	72,543	592,823
Cost	198,988	250,952	91,230	4,805	715	75,095	621,785
Accumulated amortization	-	(19,553)	(6,033)	(481)	(343)	(2,552)	(28,962)
Net book amount	198,988	231,399	85,197	4,324	372	72,543	592,823

	(Recast)	(Recast)	(Recast)	(Recast)	(Recast)	(Recast)	(Recast)
Balance as at January 1, 2024	3,940	62,495	-	1,109	362	7,148	75,054
Acquisition of businesses	65,452	26,232	902	-	-	-	92,586
Additions	-	92,867	-	1,303	-	5,257	99,427
Reclassifications	52	-	-	-	-	(52)	-
Amortization charge	-	(2,589)	(142)	-	(30)	(300)	(3,061)
Impairments	-	475	-	-	-	-	475
Changes in provisions	-	993	-	-	-	-	993
Exchange differences	(2,858)	(4,047)	(19)	(128)	(14)	(550)	(7,616)
Balance at December 31, 2024	66,586	176,426	741	2,284	318	11,503	257,858
Cost	66,586	192,448	902	2,284	609	12,434	275,263
Accumulated amortization	-	(16,022)	(161)	-	(291)	(931)	(17,405)
Net book amount	66,586	176,426	741	2,284	318	11,503	257,858

Schedule of Allocation of Intangible Assets to Each Cash Generating Unit	The allocation of intangible assets to each cash-generating unit ("CGU") is summarized below:

			2025	2024
Operating segment	Useful life	Product or business unit	US$'000	US$'000	1.
				(Recast)	1.
Precision Medicine	Definite and indefinite	TLX591-Px (Illuccix®)	2,511	4,304
Precision Medicine	Definite	TLX66-Px	513	475
Precision Medicine	Indefinite	TLX300-Px	134	-
Precision Medicine	Definite	Patents	372	318
Precision Medicine	Definite and indefinite	SENSEI	36,641	33,826
Precision Medicine	Indefinite	Dedicaid, QDOSE	3,091	2,300
Therapeutics	Indefinite	TLX101-Tx	1,356	1,209
Therapeutics	Indefinite	TLX090-Tx	92,762	92,762
Therapeutics	Indefinite	TLX591-Tx	12,079	11,195
Therapeutics	Indefinite	TLX66-Tx	10,902	10,629
Therapeutics	Indefinite	TLX300-Tx	4,560	4,226
Therapeutics	Indefinite	TLX400-Tx	11,771	-
Therapeutics	Indefinite	Telix Targeting Technology	66,970	-
Manufacturing Solutions	Indefinite	ARTMS	85,209	76,554
Manufacturing Solutions	Indefinite	RLS	143,660	-
Manufacturing Solutions	Definite	RLS	99,741	-
Manufacturing Solutions	Definite and indefinite	IsoTherapeutics	12,027	12,271
Manufacturing Solutions	Definite	Brussels South and Sacramento	8,524	7,789
			592,823	257,858

Schedule of Impact Of Possible Changes In Key Assumptions	Outlined below are impacts of possible changes in key assumptions for material CGUs that were recently acquired. The group would have to recognize an impairment against the carrying value of the intangible assets of each respective CGU.

Asset	An increase of 2.5% in post- tax discount rate	A 10% decrease in probability of success	A one year delay in commercialization	A 50% reduction in terminal growth rate	A 10% reduction in future cash inflows
	US$'000	US$'000	US$'000	US$'000	US$'000
Telix Targeting Technology	(21,500)	(37,400)	(10,000)	Not applicable	Not applicable
RLS	(70,300)	Not applicable	Not applicable	(46,000)	(45,200)

Disclosure of Information for Cash-Generating Units	Goodwill is allocated to the CGUs outlined below.

	2025		2024
	US$'000		US$'000
CGU		1.	(Recast)
Brussels South and Sacramento	511		511
RLS	143,660		-
IsoTherapeutics	11,530		11,530
ARTMS	39,927		51,502
TLX101-Tx	849		716
TLX591-Px (Illuccix®)	2,511		2,327
Total goodwill allocated to CGUs	198,988		66,586